February 22, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 56 (amendment no. 58 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, including the prospectuses for each series of the Trust and statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on March 1, 2008. The Amendment is being filed for the purpose of: (1) adding updated financial, performance and other information to the Trust’s prospectus and SAI; and (2) responding to comments of the staff of the Securities and Exchange Commission (the “Commission”) with respect to the equity funds prospectus and SAI, which were provided by Mr. Briccio Barrientos of the Division of Investment Management of the Commission.

Set forth below are the staff’s verbal comments together with the Trust’s responses.

COMMENT 1 (Prospectus – Risk/Return Summary)

Please update the financial highlights and include the auditor’s consent.

Response:	Comment no. 1 is accepted. The financial highlights table has been completed and the auditor’s consent is attached thereto.

COMMENT 2 (Prospectus – Risk/Return Summary)

Please complete all of the tables within the “Risk/Return Summary” for each fund.

Securities and Exchange Commission

February 22, 2008

Response:	Comment no. 2 is accepted. The tables have been completed.

COMMENT 3 (Prospectus – Risk/Return Summary)

With respect to those funds with names that suggest a focus on a particular market capitalization range (e.g., Harbor Large Cap Value Fund and Harbor Mid Cap Growth Fund), please explain how the definition set forth in such funds’ investment policy which defines the available market capitalization range by reference to the range of market capitalizations of companies included in the benchmark index is consistent with Rule 35d-1 under the Investment Company Act of 1940 (the “Fund Name Rule”1). Specifically, the staff is concerned that such funds would be able to invest exclusively in companies with market capitalizations either at the lowest or highest ends of the market capitalization ranges and, as a result, create portfolios with average market capitalizations which the staff believes would not be consistent with the name of the fund.

Response:	In the Frequently Asked Questions about Rule 35d-1 bulletin issued by the staff[2], the staff noted the following about the use of the terms “small-, mid- or large-capitalization” in a fund’s name:

“As a general matter, an investment company may use any reasonable definition of these terms and should define these terms in its discussion of its investment objectives and strategies in its prospectus. In developing a definition of the terms “small-, mid-, or large-capitalization,” registrants should consider all pertinent references, including, for example, industry indices, classifications used by mutual fund rating organizations, and definitions used in financial publications.”

We believe that defining small, mid and large capitalization companies as those with market capitalizations that are within the range of market capitalizations included in the respective fund’s benchmark index is both reasonable and prudent and is consistent with the requirements of Rule 35d-1 under the Investment Company Act for several reasons. First, the benchmark indices used by the funds are among the most widely used and widely recognized indices for small, mid and large cap U.S. companies. These are the benchmark indices used by the independent rating firm, Lipper, Inc., to assess the performance for all mutual funds in the respective asset class. By using these benchmark indices to define the available market capitalization ranges, the funds are more closely tracking broad market perceptions of what would and would not be permissible investments. At the same time, this approach affords the funds with the flexibility to adapt to on-going changes in the benchmark indices. For example, the upper and lower ends of the range of market capitalizations included within the benchmark indices change on a daily basis as the stock price of the companies that comprise the benchmark index change. On a periodic basis, the market capitalization range can change dramatically when the benchmark index is reconstituted. By tying funds’ market capitalization ranges to the current range of the benchmark indices, the funds are ensuring that they will remain in line with widely held market views of what constitutes potential investments within each respective asset class.

[1]	SEC Release No. IC-24828 (January 17, 2001).
[2]	http://www.sec.gov/divisions/investment/guidance/rule35d-1faq.htm.

Securities and Exchange Commission

February 22, 2008

We appreciate that the staff has expressed concern that a fund could use this market capitalization range approach to effectively build a portfolio with an aggregate average market capitalization which is not consistent with the fund’s name by investing predominantly in either the extreme upper or lower ends of the ranges of market capitalizations in the respective benchmark index. The staff has suggested that the establishment of fixed dollar thresholds to define the upper and lower ends of the range of permissible market capitalizations would better address that concern as the staff has expressed the view that the lower and upper ends of the range of market capitalizations within a benchmark index may be too low and/or too high for a given asset class. However, we note that it is very difficult to set a fixed dollar threshold which both satisfies the staff’s view of what is appropriate and which preserves sufficient flexibility to the fund to respond to changes in the benchmark index. For example, if the lower end of a fixed dollar threshold were set too high, the funds could be constrained from investing materially in some of the companies that comprise the benchmark index. Such a result would be adverse to shareholders who would reasonably expect that the fund would be able to choose from within the same pool of companies that comprise the benchmark index. It is critical, then, that thresholds are set at levels that afford the funds sufficient flexibility to compete against their benchmark index. Again, the FAQ about the Fund Name Rule appropriately made it clear that a fund can use “any reasonable definition” and should consider “industry indices” and “classifications used by mutual fund rating organizations” among other things.

We note that the funds had historically used fixed dollar thresholds to define the upper and lower ends of the ranges of available market capitalizations. Several years ago, in response to continued staff comment on the appropriateness of the fixed dollar thresholds selected by the funds, the funds revised their approach so that they then (and continue to) tie the market capitalization ranges to that of the funds’ respective (and objective) benchmark index. For the reasons set forth above, we continue to believe that the use of this more flexible approach to defining the range of available market capitalizations is both beneficial to the funds and their shareholders and consistent with the requirements of the Fund Name Rule.

At the same time, we believe there are sufficient safeguards in place to effectively mitigate the staff’s concern without needing to resort to fixed dollar thresholds to define the range of available market capitalizations. We note that this is not a situation where the only avenue for an investor to monitor the fund’s market capitalization range behavior is through the disclosure in the risk-return summary in the prospectus. Instead, fund shareholders are provided at least semi-annually with information on the fund’s weighted average annual market capitalization in the funds’ annual and semi-annual reports. On a quarterly basis, fund shareholders have access through the funds’ web site to a list of all of the individual holdings in the funds’ portfolios (with the appropriate lag following each quarter end). If a fund were to use the flexibility provided by the market capitalization range definition currently in effect to invest in a manner that was inconsistent with the fund’s name, shareholders would become aware of that and could act accordingly. Second, the funds’ are obligated to disclose the principal investment strategies and risks associated with each fund. We believe that this would require a fund to disclose as a principal strategy and also as a principal risk an intention to normally invest in either the highest or lowest ends of the available market capitalization range. The failure to make such disclosure when warranted could result in statutory prospectus

Securities and Exchange Commission

February 22, 2008

liability for the fund. All told, we believe that there are other safeguards which will work to ensure that the funds use the flexibility provided by the market capitalization range approach in the best interests of the funds and their shareholders and not to their detriment.

Accordingly, for the reasons set forth above, we believe that the funds’ use of market capitalization ranges which are tied to appropriate benchmark indices are reasonable and consistent with the requirements of Rule 35d-1 and are in the best interests of the funds and their shareholders.

COMMENT 4 (Prospectus – Fees and Expenses Tables)

For each fund, please include the date of inception in the average annual total returns table when including the “Life of Fund” column.

Response:	Comment no. 4 is accepted. The date of inception has been added to each fund’s fees and expense table that includes a “Life of Fund” column.

COMMENT 5 (Prospectus – Risk/Return Summary)

Please include a discussion within the Harbor Small Company Growth Fund’s investment strategies section relating to the portfolio turnover risk disclosed in the fund’s principal risks section.

Response:	We note that the subadviser to the Harbor Small Company Growth Fund does not seek higher portfolio turnover as part of its investment strategy. Instead, higher portfolio turnover may from time to time result from the subadviser implementing its investment strategy for the fund. For example, the fund’s portfolio turnover rate was 92% for the fiscal year ended October 31, 2007. While a 92% portfolio turnover rate may or may not be considered “high”, we felt that it was high enough to warrant disclosure in the principal risks section so that investors could be more clearly apprised that higher turnover may occur. We do not believe it is appropriate to similarly highlight such portfolio turnover in the principal strategies section because it is not a principal investment strategy.

COMMENT 6 (Prospectus – Risk/Return Summary)

Please include a definition of foreign securities in the prospectus.

Response:	We note that we do provide a definition of foreign securities in the SAI which we believe is the appropriate location for such disclosure.

COMMENT 7 (Prospectus – Risk/Return Summary)

Please clarify the number of countries the Harbor International Growth Fund expects to invest in.

Response:	Comment no. 7 is accepted.

We note that the Fund Name Rule explicitly does not apply to mutual funds with the words “global” or “international” in their names. The relevant portion of footnote number 42 to the adopting release for the Fund Name Rule provides:

Securities and Exchange Commission

February 22, 2008

“The terms “international” and “global,” however, connote diversification among investments in a number of different countries throughout the world, and “international” and “global” funds will not be subject to the rule. We would expect, however, that investment companies using these terms in their names will invest their assets in investments that are tied economically to a number of countries throughout the world.”

While we believe that the fund’s current policy language is consistent with the position set forth by the staff in footnote number 42, we have revised the language to reflect that the fund normally invests in securities or issuers that are economically tied to at least four different foreign countries. The subdviser to the fund has indicated that its investment strategy would normally result in the fund holding issuers from at least four different foreign countries and typically many more. Therefore, we do not feel the fund would be constrained by specifying four as the minimum number of foreign countries to which the fund would normally be exposed.

COMMENT 8 (Prospectus – Risk/Return Summary)

Because the Harbor Global Value Fund uses the word “global” in its name, the staff believes the fund’s current policy, which provides the flexibility to invest substantially in U.S. issuers, is inconsistent for a fund with “global” in its name since such a name connotes exposure to issuers in a number of countries throughout the world.

Response:	As noted above, the Fund Name Rule does not apply to mutual funds with the words “global” or “international” in their names. The relevant portion of footnote number 42 to the adopting release for the Fund Name Rule provides:

“The terms “international” and “global,” however, connote diversification among investments in a number of different countries throughout the world, and “international” and “global” funds will not be subject to the rule. We would expect, however, that investment companies using these terms in their names will invest their assets in investments that are tied economically to a number of countries throughout the world.”

We note that the fund has a policy which provides that it will invest, under normal conditions, in a minimum of five countries, one of which may be the United States. We believe that policy comports with the staff’s view as set forth in footnote number 42.

We further note that the investment policies of the fund are purposely set so that the subadviser to the fund has the flexibility to pursue investment opportunities throughout the world, including in the U.S. When the subadviser believes that more attractive valuations exist in U.S. companies, the subadviser has the flexibility to invest more substantially in U.S. issuers. When the subadviser believe that more attractive valuations exist in other regions of the world, the subadviser has the flexibility to invest all or substantially all of its assets in issuers located in those regions or countries. And it is expected that these relative valuation assessments will change, often dramatically, over time.

Securities and Exchange Commission

February 22, 2008

We believe that this flexibility is fundamental to the subadviser’s investment approach. Specifically, we believe that shareholders who have invested in this fund have done so because they value the subadviser’s ability to identify potential companies for investment wherever they are in the world. The fund has made that strategy and investment approach very clear in the principal strategies section of the prospectus. We believe that such disclosure is more than sufficient to properly inform existing and potential investors as to how they should expect this fund would operate and where they should expect this fund would invest (i.e., wherever there are attractive valuation opportunities at the company specific level). We do not believe that the fund and its shareholders would benefit by trying to implement specific fixed percentages to define what maximum amount of assets the fund could invest in U.S. issuers at any one time. For example, a 40% threshold in some markets may be reasonable whereas a 60% threshold in other market environments may be sought by the subadviser. We believe that the fund’s current disclosure would sufficiently prepare an investor for either case without restricting one or the other, which a fixed threshold could do. Moreover, the fund provides information on the amount of exposure to each country on a quarterly basis on the funds’ web site and twice per year in the fund’s annual and semi-annual reports. As a result, shareholders are able to regularly monitor where the fund is investing and can act accordingly.

COMMENT 9 (Prospectus – Risk/Return Summary)

With respect to the fees and expenses tables, confirm whether the funds invested in any other registered funds that would require the additional line item of “Acquired Fund Fees and Expenses”.

Response:

We have added the additional line item of “Acquired Fund Fees and Expenses” to the Harbor Small Company Growth Fund. We are also confirming that the additional line item is not required for any of the other Harbor Funds as those funds either did not invest in any “acquired” funds that would fall within the disclosure requirements of Rule 12(d)(1) under the Investment Company Act of 1940[3] or they did not invest to an extent that caused the fund’s indirect expenses as a result of such investment to exceed 0.01%.

COMMENT 10 (Prospectus – The Adviser and Subadvisers)

With respect to the subadviser composite performance disclosure, please indicate whether other registered investment companies are included in the respective composites.

Response:	We can confirm that the composites do include other registered investment companies whenever the subadviser managed such other registered investment companies in a substantially similar manner as the respective Harbor fund. We note that qualification under the 1940 Act and Subchapter M of the Internal Revenue Code (the “Code”) would not, by itself, exclude such an account from the composite.

[3]	SEC Release No. IC-27399 (June 20, 2006).

Securities and Exchange Commission

February 22, 2008

COMMENT 11 (Prospectus – Back Cover)

Please confirm the placement of Harbor Funds Investment Company Act file number on the back cover of the prospectus.

Response:	Harbor Funds’ Investment Company Act file number is on the bottom of the back cover.

COMMENT 12 (SAI – The Distributor)

Please complete the table disclosing the actual fees paid to Harbor Funds Distributors pursuant to the distribution plans.

Response:	Comment no. 13 is accepted. The table has been completed.

COMMENT 13 (SAI – Portfolio Holdings)

Under “Portfolio Holdings Disclosure Policy”, please reference whether there is a lag time in providing the Funds’ non-public portfolio holdings information to those service providers listed.

Response:	Comment no. 14 is accepted. The disclosure has been revised to reflect that such disclosure is on a daily basis with no lag.

COMMENT 14 (SAI – Independent Registered Public Firm)

Please include the name of the independent registered public accounting firm.

Response:	Comment no. 15 is accepted. We have included Ernst & Young LLP as the named independent registered public accounting firm.

COMMENT 15 (Part C – Exhibits)

Exhibit 99.p(22) does not seem to be applicable to the Harbor Funds.

Response:	Exhibit 99.p(22) is the Code of Ethics for Cohen & Steers Capital Management, Inc., the subadviser to the Harbor Large Cap Value Fund. Harbor Funds has adopted its own Code of Ethics, which was filed with Post-Effective Amendment No. 49 on February 22, 2006. As each Harbor Funds is managed by a non-affiliated subadviser, each subadviser has separately adopted a code of ethics applicable to its employees and investment professionals.

Subsequent to the comments noted above, the staff provided the following additional comments. The Trust’s responses are also set forth below.

COMMENT 16 (SAI – Investment Policies)

In the SAI disclosure regarding foreign securities, please provide greater specificity as to when a particular issuer would be considered to be a foreign issuer. In addition, please include a description of what constitutes a foreign security in the prospectus.

Response:	The funds have implemented a policy regarding how foreign securities are designated which reflects and facilitates the manager-of-managers structure employed by the Trust. None of the subadvisers are affiliated with the other, and none are affiliated with Harbor

Securities and Exchange Commission

February 22, 2008

Capital Advisors, the adviser to the Trust. Furthermore, none of the subadvisers are permitted to consult with each other regarding how they are managing their respective funds. As a result of this independence, we want and expect that each subadviser will make its own determination as to whether a particular portfolio company should be considered a domestic or foreign issuer for purposes of each fund’s investment policy guidelines. To enable each subadviser to do that, the Board of Trustees of the Trust has adopted a definition for foreign securities which sets forth a framework within which each subadviser must make that foreign or domestic issuer determination. We believe that the framework adopted by the Board is both reasonable and consistent with industry practice and investor expectations. It is also intended to take into account the increased complexity associated with these determinations due to the sharply rising trend towards globalization of economies and companies throughout the world. We also note that in addition to the requirement that each subadviser make this foreign issuer determination in accordance with the framework of that policy, each subadviser is responsible for making these determinations in a manner which satisfies the subadviser’s fiduciary duty to the fund.

We further note that the foreign issuer determinations made by each subadviser are very transparent to shareholders. Both the annual and semi-annual reports which are sent to all shareholders identify any securities held by each fund which are designated as foreign. For those securities that are so designated, the report also indicates the particular foreign country for each such security. Furthermore, the funds disclose on their website after the end of each calendar quarter end and each fiscal quarter end (after the prescribed lag time) the list of holdings of each fund together with designations of those securities that are foreign by country. We believe shareholders are well apprised of where the funds are investing throughout the world and at the same time the funds have the benefit of enabling each subadviser to use its own judgment as to how best to classify particular issuers and securities. Accordingly, we believe that the existing description of how foreign securities are determined is in the best interests of the funds and their shareholders.

As to the location of that disclosure, we believe that moving this disclosure from the SAI to the prospectus would be inconsistent with the Commission’s goal of providing investors with disclosure documents that are even clearer and more concise than the existing prospectus. That goal is evidenced by the recent proposed release issued by the Commission on the summary prospectus (SEC Release No. IC-28064). Furthermore, we have not found there to be any confusion among our shareholders as to how securities are being classified (i.e., domestic or foreign). Accordingly, we believe that the more comprehensive disclosure which is necessitated by our manager-of-managers’ approach is more appropriate for inclusion in the SAI which shareholders can request if they are interested in obtaining more information about that aspect of the funds’ investment guidelines.

COMMENT 17 (Prospectus – The Advisers and Subadvisers)

As to the composite performance information shown for certain subadvisers, to the extent the composite includes clients that are registered investment companies, please provide the staff with the identities of such registered investment companies.

Securities and Exchange Commission

February 22, 2008

Response:	As noted in response to Comment 10, certain of the composites do include clients that are registered investment companies. We will provide the staff with the identity of such registered investment companies.

**        *        *        *        *         *        **

In accordance with the letter from Carolyn B. Lewis to investment company registrants dated February 25, 1994, please be informed that (i) the Fund does not involve a master/feeder arrangement, (ii) the Fund is not a money market fund, (iii) shares of the Fund may be marketed through banks and/or savings and loan associations and (iv) none of the Fund’s operations raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Fund may invest.

Harbor Funds acknowledges the following in connection with this response letter:

1.	Harbor Funds is responsible for the adequacy and accuracy of the disclosure in this filing.

2.	Staff comments or changes to disclosures in response to the staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

3.	Harbor Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please contact the undersigned at (312) 443-4428.

Sincerely,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser

Charles F. McCain, Esq.

Erik D. Ojala, Esq.

Harbor Funds